Discontinued operations and assets held for sale - Segment analysis of discontinued operations - Vodafone Italy (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Acquisitions and disposals
Revenue	€ 36,717	€ 37,672	[1]	€ 37,010	[1]
Cost of sales	(24,459)	(24,359)	[1]	(23,948)	[1]
Gross profit	12,258	13,313	[1]	13,062	[1]
Selling and distribution expenses	(2,674)	(2,777)	[1]	(2,754)	[1]
Administrative expenses	(5,768)	(5,351)	[1]	(4,797)	[1]
Net credit losses on financial assets	(491)	(505)	[1]	(404)	[1]
Operating profit	3,665	14,451	[1]	5,740	[1]
Investment income	581	232	[1]	251	[1]
Financing costs	(2,626)	(1,609)	[1]	(1,842)	[1]
Profit before taxation	1,620	13,074	[1]	4,149	[1]
Income tax credit	(110)
Net loss on disposal	(65)	(247)	[1]	185	[1]
Depreciation and amortisation on owned assets	10,414	10,255		10,417
Vodafone Italy, Discontinued operations
Acquisitions and disposals
Revenue	4,579	4,722		4,944
Cost of sales	(3,438)	(3,532)		(3,521)
Gross profit	1,141	1,190		1,423
Selling and distribution expenses	(244)	(238)		(276)
Administrative expenses	(760)	(710)		(671)
Net credit losses on financial assets	(51)	(66)		(42)
Other expense		(1)		(1)
Operating profit	86	175		433
Investment income				1
Financing costs	(86)	(93)		(99)
Profit before taxation		82		335
Income tax credit	23	11		202
Profit/(loss) after tax of discontinued operations	23	93		537
After tax loss on the re-measurement of disposal group	(83)
Net loss on disposal	(60)	93		537
Attributable to owners of the parent	(71)	€ 80		€ 537
Cash consideration	8,000
Depreciation and amortisation expense not recognised during period after classification as held for sale	93
Depreciation and amortisation expense not recognised during period after classification as held for sale, net of tax	€ 67

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.